UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21842
                                                    -----------

                   First Trust Strategic High Income Fund II
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                   Date of reporting period: January 31, 2013
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule of Investments is attached herewith.

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2013 (UNAUDITED)

   PRINCIPAL                                                   STATED          STATED
     VALUE                      DESCRIPTION                    COUPON         MATURITY          VALUE
----------------  ---------------------------------------  --------------  ---------------  --------------

CORPORATE BONDS AND NOTES - 106.8%

                  AUTOMOTIVE - 6.5%
$      1,750,000  American Axle & Manufacturing, Inc. (a)       7.88%          03/01/17     $    1,809,080
         500,000  American Axle & Manufacturing, Inc. ...       6.63%          10/15/22            522,500
       1,750,000  Chrysler Group LLC/Chrysler Group
                      Co-Issuer, Inc. (a)................       8.25%          06/15/21          1,951,250
       1,500,000  Ford Motor Co. (a).....................       6.50%          08/01/18          1,764,375
       1,950,000  Pittsburgh Glass Works LLC (a) (b).....       8.50%          04/15/16          1,911,000
         425,000  Tenneco, Inc. .........................       6.88%          12/15/20            468,563
       1,150,000  Visteon Corp. (a)......................       6.75%          04/15/19          1,236,250
                                                                                            --------------
                                                                                                 9,663,018
                                                                                            --------------

                  BASIC INDUSTRY - 17.1%
       1,500,000  AK Steel Corp. (a).....................       7.63%          05/15/20          1,368,750
       1,025,000  Alpha Natural Resources, Inc. .........       6.25%          06/01/21            922,500
       1,525,000  ArcelorMittal .........................       6.13%          06/01/18          1,630,080
       1,675,000  Arch Coal, Inc. (a)....................       8.75%          08/01/16          1,729,437
         975,000  Arch Coal, Inc. .......................       7.25%          06/15/21            877,500
       1,750,000  Associated Materials LLC (a)...........       9.13%          11/01/17          1,802,500
         500,000  Building Materials Corp. of America (b)       6.75%          05/01/21            552,500
       1,160,000  Georgia-Pacific LLC (a)................       7.38%          12/01/25          1,570,653
         415,000  Georgia-Pacific LLC (a)................       7.25%          06/01/28            539,786
       1,750,000  Hexion US Finance Corp. ...............       9.00%          11/15/20          1,636,250
       1,100,000  Huntsman International LLC (a).........       8.63%          03/15/21          1,265,000
       1,750,000  Ply Gem Industries, Inc. (a)...........       8.25%          02/15/18          1,911,875
       1,700,000  Polymer Group, Inc. (a)................       7.75%          02/01/19          1,857,250
       1,000,000  Steel Dynamics, Inc. (a)...............       7.63%          03/15/20          1,120,000
         825,000  United States Steel Corp. .............       7.00%          02/01/18            886,875
         675,000  United States Steel Corp. (a)..........       7.38%          04/01/20            720,562
       2,100,000  USG Corp. (a) (c)......................       9.75%          01/15/18          2,467,500
       1,225,000  Verso Paper Holdings LLC/Inc. .........      11.75%          01/15/19          1,298,500
       1,355,000  Xerium Technologies, Inc. (a)..........       8.88%          06/15/18          1,294,025
                                                                                            --------------
                                                                                                25,451,543
                                                                                            --------------

                  CAPITAL GOODS - 9.2%
       1,750,000  Berry Plastics Corp. (a)...............       9.50%          05/15/18          1,964,375
       1,750,000  Coleman Cable, Inc. (a)................       9.00%          02/15/18          1,907,500
       1,700,000  Crown Cork & Seal Co., Inc. (a)........       7.38%          12/15/26          1,921,000
       1,755,000  Mueller Water Products, Inc. (a).......       7.38%          06/01/17          1,812,037
       1,750,000  Owens-Illinois, Inc. (a)...............       7.80%          05/15/18          2,043,125
         950,000  Tekni-Plex, Inc. (b)...................       9.75%          06/01/19          1,049,750
         650,000  Terex Corp. ...........................       6.50%          04/01/20            693,875
       1,350,000  Terex Corp. ...........................       6.00%          05/15/21          1,420,875
         925,000  Trinseo Materials Operating S.C.A. (b).       8.75%          02/01/19            915,750
                                                                                            --------------
                                                                                                13,728,287
                                                                                            --------------

                  CONSUMER CYCLICAL - 6.0%
       1,750,000  Levi Strauss & Co. (a).................       7.63%          05/15/20          1,916,250
       1,775,000  Limited Brands, Inc. (a)...............       7.60%          07/15/37          1,899,250
       1,500,000  Michaels Stores, Inc. .................       7.75%          11/01/18          1,648,125
         550,000  Phillips-Van Heusen Corp. (a)..........       7.38%          05/15/20            624,938



                See Notes to Quarterly Portfolio of Investments           Page 1

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

   PRINCIPAL                                                   STATED          STATED
     VALUE                      DESCRIPTION                    COUPON         MATURITY          VALUE
----------------  ---------------------------------------  --------------  ---------------  --------------

CORPORATE BONDS AND NOTES - (CONTINUED)

                  CONSUMER CYCLICAL - (CONTINUED)
$      2,100,000  Reynolds Group Issuer, Inc. (a)........       9.00%          04/15/19     $    2,226,000
         550,000  Rite Aid Corp. (a).....................       9.75%          06/12/16            591,250
                                                                                            --------------
                                                                                                 8,905,813
                                                                                            --------------

                  CONSUMER NON-CYCLICAL - 3.8%
       1,226,000  B&G Foods, Inc. .......................       7.63%          01/15/18          1,328,677
       1,550,000  C&S Group Enterprises LLC (b)..........       8.38%          05/01/17          1,654,625
         425,000  Cott Beverages, Inc. (a)...............       8.13%          09/01/18            470,688
       1,000,000  Easton-Bell Sports, Inc. (a)...........       9.75%          12/01/16          1,080,010
       1,125,000  YCC Holdings LLC ......................      10.25%          02/15/16          1,164,386
                                                                                            --------------
                                                                                                 5,698,386
                                                                                            --------------

                  ENERGY - 15.7%
         250,000  Breitburn Energy Partners L.P./Breitburn
                      Finance Corp. (b)..................       7.88%          04/15/22            265,625
       1,750,000  Breitburn Energy Partners LP/Breitburn
                      Finance Corp. (a)..................       8.63%          10/15/20          1,929,375
         425,000  Calfrac Holdings LP (a) (b)............       7.50%          12/01/20            431,375
       1,875,000  Crosstex Energy LP/Crosstex Energy
                      Finance Corp. (a)..................       8.88%          02/15/18          2,022,656
       2,060,000  EV Energy Partners LP/EV Energy Finance
                      Corp. (a)..........................       8.00%          04/15/19          2,209,350
         817,185  GMX Resources, Inc. (a) (d)............      11.00%          12/01/17            825,357
       1,050,000  Hercules Offshore LLC (a) (b)..........      10.50%          10/15/17          1,144,500
       1,700,000  Hilcorp Energy I LP/Hilcorp Finance Co.
                      (a) (b)............................       8.00%          02/15/20          1,891,250
       1,750,000  Key Energy Services, Inc. (a)..........       6.75%          03/01/21          1,767,500
         950,000  Linn Energy LLC/Linn Energy Finance Corp.
                      (a)................................       8.63%          04/15/20          1,052,125
         800,000  Linn Energy LLC/Linn Energy Finance Corp.     7.75%          02/01/21            860,000
       1,840,000  Niska Gas Storage US LLC/Niska Gas
                      Storage Canada ULC (a).............       8.88%          03/15/18          1,927,400
       1,275,000  Pioneer Natural Resources Co. (a)......       6.65%          03/15/17          1,495,881
       1,675,000  Plains Exploration & Production Co. (a)       7.63%          06/01/18          1,771,312
         650,000  Quicksilver Resources, Inc. (a)........      11.75%          01/01/16            666,250
         294,000  Sesi LLC (a)...........................       6.88%          06/01/14            294,456
         250,000  Vanguard Natural Resources LLC/VNR
                      Finance Corp. .....................       7.88%          04/01/20            264,375
       2,100,000  Venoco, Inc. (a).......................       8.88%          02/15/19          2,052,750
         415,000  W&T Offshore, Inc. ....................       8.50%          06/15/19            446,125
                                                                                            --------------
                                                                                                23,317,662
                                                                                            --------------

                  FINANCIAL SERVICES - 1.7%
         525,000  General Motors Financial Co., Inc. (b).       4.75%          08/15/17            549,227
       1,750,000  Level 3 Communications, Inc. (a) (b)...       8.88%          06/01/19          1,909,688
                                                                                            --------------
                                                                                                 2,458,915
                                                                                            --------------

                  HEALTHCARE - 7.3%
       1,750,000  Community Health Systems, Inc. (a).....       7.13%          07/15/20          1,892,187


Page 2          See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

   PRINCIPAL                                                   STATED          STATED
     VALUE                      DESCRIPTION                    COUPON         MATURITY          VALUE
----------------  ---------------------------------------  --------------  ---------------  --------------

CORPORATE BONDS AND NOTES - (CONTINUED)

                  HEALTHCARE - (CONTINUED)
$      1,000,000  DJO Finance LLC/DJO Finance Corp. (b)..       9.88%          04/15/18     $    1,072,500
       1,750,000  HCA, Inc. (a)..........................       8.00%          10/01/18          2,043,125
         900,000  Health Management Associates, Inc. ....       7.38%          01/15/20            993,375
       1,000,000  Inventiv Health, Inc. (b)..............       9.00%          01/15/18          1,028,750
       1,045,000  Inventiv Health, Inc. (b)..............      10.75%          08/15/18            930,050
       1,725,000  Jaguar Holdings Co./Merger (a) (b).....       9.50%          12/01/19          1,966,500
       1,000,000  Kindred Healthcare, Inc. ..............       8.25%          06/01/19            990,000
                                                                                            --------------
                                                                                                10,916,487
                                                                                            --------------

                  MEDIA - 8.8%
       1,700,000  American Reprographics Co. (a).........      10.50%          12/15/16          1,691,500
       1,850,000  Cablevision Systems Corp. (a)..........       8.63%          09/15/17          2,178,375
       1,700,000  CCO Holdings LLC/CCO Holdings Capital
                      Corp. (a)..........................       8.13%          04/30/20          1,916,750
       1,700,000  Clear Channel Communications, Inc. (a).       9.00%          03/01/21          1,589,500
       1,850,000  Cumulus Media Holdings, Inc. (a).......       7.75%          05/01/19          1,854,625
       1,700,000  Lamar Media Corp. (a)..................       7.88%          04/15/18          1,872,125
       1,750,000  Mediacom LLC/Mediacom Capital Corp. (a)       9.13%          08/15/19          1,951,250
                                                                                            --------------
                                                                                                13,054,125
                                                                                            --------------

                  REAL ESTATE - 1.3%
       1,750,000  Realogy Corp. (a) (b)..................       7.88%          02/15/19          1,933,750
                                                                                            --------------

                  SERVICES - 19.2%
       1,650,000  AMC Entertainment, Inc. (a)............       8.75%          06/01/19          1,831,500
       1,750,000  Avis Budget Car Rental LLC/Avis Budget
                      Finance, Inc. (a)..................       8.25%          01/15/19          1,946,875
         850,000  Beazer Homes USA, Inc. (a).............       9.13%          06/15/18            909,500
       2,000,000  Boyd Gaming Corp. (a) (b)..............       9.00%          07/01/20          2,040,000
       1,400,000  Caesars Entertainment Operating Co., Inc.
                      (a)................................      11.25%          06/01/17          1,505,000
         650,000  Caesars Entertainment Operating Co., Inc.     8.50%          02/15/20            655,281
       2,550,000  Casella Waste Systems, Inc. (a)........       7.75%          02/15/19          2,473,500
         800,000  Cenveo Corp. ..........................       8.88%          02/01/18            794,000
       1,750,000  CityCenter Holdings LLC/CityCenter
                      Finance Corp. (a)..................       7.63%          01/15/16          1,896,562
         825,000  Iron Mountain, Inc. ...................       5.75%          08/15/24            836,344
       1,750,000  MGM Resorts International (a)..........       7.63%          01/15/17          1,927,187
         525,000  MGM Resorts International .............       8.63%          02/01/19            601,125
       1,261,979  MTR Gaming Group, Inc. ................      11.50%          08/01/19          1,344,007
       1,250,000  National Cinemedia LLC ................       6.00%          04/15/22          1,340,625
       1,700,000  Palace Entertainment Holdings LLC/Palace
                      Entertainment Holdings Corp. (a) (b)      8.88%          04/15/17          1,810,500
       2,100,000  Pulte Group, Inc. (a)..................       6.38%          05/15/33          2,168,250
         875,000  RSC Equipment Rental, Inc./RSC Holdings
                      III LLC (a)........................      10.25%          11/15/19          1,021,563
         875,000  RSC Equipment Rental, Inc./RSC Holdings
                      LLC ...............................       8.25%          02/01/21            999,688


                See Notes to Quarterly Portfolio of Investments           Page 3

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

   PRINCIPAL                                                   STATED          STATED
     VALUE                      DESCRIPTION                    COUPON         MATURITY          VALUE
----------------  ---------------------------------------  --------------  ---------------  --------------

CORPORATE BONDS AND NOTES - (CONTINUED)

                  SERVICES - (CONTINUED)
$      2,100,000  Standard Pacific Corp. (a).............       8.38%          05/15/18     $    2,488,500
                                                                                            --------------
                                                                                                28,590,007
                                                                                            --------------

                  TECHNOLOGY & ELECTRONICS - 2.6%
          88,000  First Data Corp. ......................       9.88%          09/24/15             90,640
       1,900,000  First Data Corp. (b)...................      11.25%          01/15/21          1,904,750
       1,775,000  Freescale Semiconductor, Inc. (a)......       8.05%          02/01/20          1,837,125
                                                                                            --------------
                                                                                                 3,832,515
                                                                                            --------------

                  TELECOMMUNICATIONS - 6.5%
       2,000,000  Centurylink, Inc. (a)..................       7.65%          03/15/42          2,064,302
         860,000  Cincinnati Bell, Inc. (a)..............       8.25%          10/15/17            927,725
         900,000  Cincinnati Bell, Inc. (a)..............       8.75%          03/15/18            955,125
       1,750,000  Frontier Communications (a)............       7.13%          03/15/19          1,925,000
       1,700,000  PAETEC Holding Corp. (a)...............       9.88%          12/01/18          1,969,875
       1,725,000  Windstream Corp. (a)...................       7.00%          03/15/19          1,768,125
                                                                                            --------------
                                                                                                 9,610,152
                                                                                            --------------

                  UTILITY - 1.1%
       1,556,000  Calpine Corp. (a) (b)..................       7.25%          10/15/17          1,657,140
                                                                                            --------------
                  TOTAL CORPORATE BONDS AND NOTES .....................................        158,817,800
                  (Cost $149,148,312)                                                       --------------

MORTGAGE-BACKED SECURITIES - 8.0%

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 6.2%
                  Citicorp Mortgage Securities, Inc.
       2,387,883      Series 2007-2, Class 1A3 ..........       6.00%          02/25/37          2,497,369
                  Countrywide Alternative Loan Trust
         254,797      Series 2006-41CB, Class 2A14 ......       6.00%          01/25/37            217,397
         203,706      Series 2007-11T1, Class A37 (e)....      38.80%          05/25/37            396,090
                  Countrywide Home Loan Mortgage Pass
                      Through Trust
         314,762      Series 2006-21, Class A8 ..........       5.75%          02/25/37            285,295
         866,056      Series 2007-10, Class A5 ..........       6.00%          07/25/37            777,603
                  HarborView Mortgage Loan Trust
       3,311,628      Series 2005-9, Class B10 (e) (f)...       1.95%          06/20/35            105,325
                  MASTR Asset Securitization Trust
         315,038      Series 2006-2, Class 1A10 (e)......       6.00%          06/25/36            307,096
                  Residential Accredit Loans, Inc.
         212,690      Series 2007-Q56, Class A2 (e)......      53.90%          04/25/37            534,068
                  Residential Asset Securitization Trust
       1,258,269      Series 2005-A8CB, Class A11 .......       6.00%          07/25/35          1,152,099
                  Structured Asset Securities Corp.
         166,825      Series 2003-10, Class A ...........       6.00%          04/25/33            177,649
                  Washington Mutual Alternative Mortgage
                      Pass-Through Certificates
          63,766      Series 2007-5, Class A11 (e).......      38.26%          06/25/37            116,926
                  Wells Fargo Mortgage Backed Securities
                      Trust


Page 4          See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

   PRINCIPAL                                                   STATED          STATED
     VALUE                      DESCRIPTION                    COUPON         MATURITY          VALUE
----------------  ---------------------------------------  --------------  ---------------  --------------

MORTGAGE-BACKED SECURITIES - (CONTINUED)

                  COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
                  Wells Fargo Mortgage Backed Securities
                      Trust (Continued)
$      1,223,329      Series 2006-8, Class A15 ..........       6.00%          07/25/36     $    1,216,862
         161,000      Series 2006-AR1, Class 2A5 (e).....       5.36%          03/25/36            159,370
         411,968      Series 2007-7, Class A38 ..........       6.00%          06/25/37            407,865
         290,263      Series 2007-7, Class A6 ...........       6.00%          06/25/37            293,885
         111,329      Series 2007-8, Class 1A16 .........       6.00%          07/25/37            110,732
         482,733      Series 2007-8, Class 2A2 ..........       6.00%          07/25/37            475,666
                                                                                            --------------
                                                                                                 9,231,297
                                                                                            --------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
                  Banc of America Large Loan, Inc.
       2,620,406      Series 2005-MIB1,
                      Class L (e) (f) (g)                       3.21%          03/15/22            484,094
                  Greenwich Capital Commercial Funding
                      Corp.
       1,180,000      Series 2007-GG11, Class AJ (e).....       5.99%          12/10/49          1,069,242
                  Vornado DP LLC
         930,000      Series 2010-VNO, Class D (b).......       6.36%          09/13/28          1,066,677
                                                                                            --------------
                                                                                                 2,620,013
                                                                                            --------------
                  TOTAL MORTGAGE-BACKED SECURITIES ....................................         11,851,310
                  (Cost $11,674,990)                                                        --------------

ASSET-BACKED SECURITIES - 7.5%
                  Ace Securities Corp.
       1,148,162      Series 2003-MH1, Class A4 (b)......       6.50%          08/15/30          1,228,632
                  BankAmerica Manufactured Housing
                      Contract Trust II
       2,300,000      Series 1997-1, Class B1 (f)........       6.94%          06/10/21          2,290,410
                  Bombardier Capital Mortgage
                      Securitization Corp.
         287,778      Series 1999-B, Class A1B ..........       6.61%          12/15/29            164,654
                  Citigroup Mortgage Loan Trust, Inc.
       2,301,000      Series 2003-HE3, Class M4 (e)......       3.20%          12/25/33            953,078
                  Conseco Finance Securitizations Corp.
       1,956,034      Series 2000-6, Class M1 ...........       7.72%          09/01/31            473,396
                  Green Tree Financial Corp.
       1,072,368      Series 1996-6, Class B1 ...........       8.00%          09/15/27            334,140
         117,772      Series 1997-4, Class B1 ...........       7.23%          02/15/29              8,723
         727,690      Series 1998-4, Class M1 ...........       6.83%          04/01/30            385,338
       2,192,515      Series 1999-3, Class M1 ...........       6.96%          02/01/31            199,946
                  GSAMP Trust
       2,934,718      Series 2006-S5, Class A1 (e).......       0.29%          09/25/36             44,872
       1,417,188      Series 2007-HE1, Class A2B (e).....       0.30%          03/25/47          1,109,593
         228,569      Series 2007-NC1, Class A2A (e).....       0.25%          12/25/46            119,176
         442,325      Series 2007-NC1, Class A2B (e).....       0.30%          12/25/46            232,710
       2,967,261      Series 2007-NC1, Class A2C (e).....       0.35%          12/25/46          1,575,053
                  IMC Home Equity Loan Trust
       2,463,056      Series 1997-3, Class B ............       7.87%          08/20/28          1,265,862




                See Notes to Quarterly Portfolio of Investments           Page 5

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

   PRINCIPAL                                                   STATED          STATED
     VALUE                      DESCRIPTION                    COUPON         MATURITY          VALUE
----------------  ---------------------------------------  --------------  ---------------  --------------

ASSET-BACKED SECURITIES - (CONTINUED)
                  IMC Home Equity Loan Trust (Continued)
$      2,469,299      Series 1997-5, Class B (h).........       7.59%          11/20/28     $      489,552
                  Oakwood Mortgage Investors, Inc.
         872,663      Series 1999-B, Class M1 ...........       7.18%          12/15/26            241,030
                  Park Place Securities, Inc.
         344,673      Series 2004-WCW2, Class M10 (e) (g)       2.95%          10/25/34              1,447
                                                                                            --------------
                  TOTAL ASSET-BACKED SECURITIES ..........................................      11,117,612
                  (Cost $8,515,704)                                                         --------------

FOREIGN CORPORATE BONDS AND NOTES - 8.8%

                  AUTOMOTIVE - 1.0%
       1,300,000  Jaguar Land Rover PLC (b)..............       8.13%          05/15/21          1,465,750
                                                                                            --------------

                  BASIC INDUSTRY - 5.7%
       1,540,000  Cascades, Inc. (a).....................       7.88%          01/15/20          1,647,800
       1,150,000  FMG Resources (August 2006) Pty Ltd. (b)      6.88%          04/01/22          1,194,563
       1,750,000  Ineos Group Holdings Ltd. (a) (b)......       8.50%          02/15/16          1,771,875
       1,750,000  Masonite International Corp. (a) (b)...       8.25%          04/15/21          1,933,750
       1,775,000  Tembec Industries, Inc. (a)............      11.25%          12/15/18          1,965,812
                                                                                            --------------
                                                                                                 8,513,800
                                                                                            --------------

                  ENERGY - 0.8%
         375,000  Petroleum Geo-Services ASA (b).........       7.38%          12/15/18            410,625
         645,000  Precision Drilling Corp. ..............       6.63%          11/15/20            691,763
                                                                                            --------------
                                                                                                 1,102,388
                                                                                            --------------

                  TECHNOLOGY & ELECTRONICS - 1.3%
       1,500,000  Legrand France S.A. (a)................       8.50%          02/15/25          1,968,631
                                                                                            --------------
                  TOTAL FOREIGN CORPORATE BONDS AND NOTES ................................      13,050,569
                  (Cost $12,404,106)                                                        --------------

SENIOR FLOATING-RATE LOAN INTERESTS - 0.4%

                  UTILITY - 0.4%
         834,744  Texas Competitive Electric Holdings Co.,
                      LLC Tranche B2 (e).................   4.71%-4.81%        10/10/17            550,514
                                                                                            --------------
                  TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ..............................         550,514
                  (Cost $819,394)                                                           --------------

STRUCTURED NOTES - 0.0%
       5,750,000  Preferred Term Securities XXV, Ltd. (g)       (j)            06/22/37                575
                  Preferred Term Securities XXVI, Ltd.
       2,500,000      Subordinated Note (g)..............       (j)            09/22/37                250
                                                                                            --------------
                  TOTAL STRUCTURED NOTES .................................................             825
                  (Cost $0)                                                                 --------------


Page 6          See Notes to Quarterly Portfolio of Investments

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

     SHARES                                     DESCRIPTION                                     VALUE
----------------  ------------------------------------------------------------------------  --------------

PREFERRED SECURITIES - 0.1%
           3,500  Independence III CDO, Ltd., Series 3A, Class PS (g) (j).................  $        3,500
           4,000  Soloso CDO, Ltd., Series 2005-1 (g) (j).................................          40,000
           9,000  White Marlin CDO, Ltd., Series AI (g) (i) (j)...........................          45,000
                                                                                            --------------
                  TOTAL PREFERRED SECURITIES .............................................          88,500
                  (Cost $0)                                                                 --------------

                  TOTAL INVESTMENTS - 131.5% .............................................     195,477,130
                  (Cost $182,562,506) (k)

                  OUTSTANDING LOAN - (36.6%) .............................................     (54,400,000)

                  NET OTHER ASSETS AND LIABILITIES - 5.1% ................................       7,620,823
                                                                                            --------------
                  NET ASSETS - 100.0% ....................................................  $  148,697,953
                                                                                            ==============

------------------------

(a) All or a portion of this security serves as collateral on the outstanding loan.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by Brookfield Investment Management Inc., the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2013, securities noted as such amounted to $35,691,102 or 24.00% of net assets.

(c) Multi-Step Coupon Bond - Coupon steps up or down based upon ratings changes by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. The interest rate shown reflects the rate in effect at January 31, 2013.

(d) This security is a Payment-in-Kind ("PIK") whereby interest will be paid either in cash at the stated coupon or at the rate of 13%, of which 9% will be in cash and 4% PIK.

(e) Floating rate security. The interest rate shown reflects the rate in effect at January 31, 2013.

(f)   Security missed one or more of its interest payments.

(g) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note C - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

(h)   Security is receiving less than the stated coupon.

(i)   The issuer is in default. Income is not being accrued.

(j)   Zero coupon security.

(k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,135,250 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,220,626.

CDO   Collateralized Debt Obligation



                See Notes to Quarterly Portfolio of Investments           Page 7

FIRST TRUST STRATEGIC HIGH INCOME FUND II
PORTFOLIO OF INVESTMENTS  - (CONTINUED)
JANUARY 31, 2013 (UNAUDITED)

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2013 is as follows (see Note A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                    LEVEL 2         LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                        7/31/2012        PRICES          INPUTS           INPUTS
----------------------------------------------  ---------------  -------------  ---------------  --------------
Corporate Bonds and Notes*....................  $   158,817,800  $          --  $   158,817,800  $           --
Mortgage-Backed Securities:
    Collateralized Mortgage Obligations.......        9,231,297             --        9,231,297              --
    Commercial Mortgage-Backed Securities.....        2,620,013             --        2,620,013              --
Asset-Backed Securities.......................       11,117,612             --       11,117,612              --
Foreign Corporate Bonds and Notes*............       13,050,569             --       13,050,569              --
Senior Floating-Rate Loan Interests*..........          550,514             --          550,514              --
Structured Notes..............................              825             --              825              --
Preferred Securities..........................           88,500             --               --          88,500
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $   195,477,130  $          --  $   195,388,630  $       88,500
                                                ===============  =============  ===============  ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at January 31, 2013.

The following table presents the activity of the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented.

BEGINNING BALANCE AT OCTOBER 31, 2012
    Preferred Securities                                   $88,500
Net Realized Gain (Loss)                                        --
Net Change in Unrealized Appreciation/Depreciation              --
Purchases                                                       --
Sales                                                           --
Transfers In                                                    --
Transfers Out                                                   --
ENDING BALANCE AT JANUARY 31, 2013
    Preferred Securities                                    88,500
                                                           -------
Total Level 3 holdings                                     $88,500
                                                           =======

There was no net change in unrealized appreciation (depreciation) from Level 3 investments held as of January 31, 2013.


Page 8          See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                          JANUARY 31, 2013 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Strategic High Income Fund II (the "Fund") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's securities will be valued as follows:

      Corporate bonds, notes, U.S. government securities, mortgage-backed securities, asset-backed securities and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      A ready market does not exist for some of these investments. As such, these values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.

      Common stocks, and other securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Credit default swaps, if any, are valued using a pricing service or, if the pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

      Debt securities having a remaining maturity of sixty days or less when purchased are valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event the pricing service or dealer does not provide a valuation, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust may use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security is based on the consideration of all available information, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the issuer;

      5) the credit quality and cash flow of the issuer, based on the Sub-Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

      8)    the coupon payments;

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                          JANUARY 31, 2013 (UNAUDITED)

      9) the quality, value and salability of collateral, if any, securing the security;

      10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

      11) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry; and

      12)   other relevant factors.

The Fund invests a significant portion of its assets in below-investment grade debt securities, including structured finance securities and corporate bonds. Structured finance securities include: asset-backed securities, including home equity, manufactured housing, etc.; commercial mortgage-backed securities; residential mortgage-backed or private-label collateralized mortgage obligations; collateralized debt obligations and collateralized loan obligations. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of January 31, 2013, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Fund invests in certain lower credit quality securitized assets (for example, asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), as well as interest-only securities, that have contractual cash flows. For these securities, if there is a change in the estimated cash flows, based on an evaluation of current information, then the estimated yield is adjusted. Additionally, if the evaluation of current information indicates a permanent impairment of the security, the cost basis of the security is written down and a loss is recognized. Debt obligations may be placed on non-accrual status, and related interest income may be reduced by ceasing current accruals and amortization/accretion and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2013, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

                   FIRST TRUST STRATEGIC HIGH INCOME FUND II
                          JANUARY 31, 2013 (UNAUDITED)

C. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2013, the Fund held restricted securities as shown in the following table that Brookfield Investment Management Inc. has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                                                                                   % OF
                                             ACQUISITION   PRINCIPAL                 CARRYING                      NET
SECURITY                                        DATE      VALUE/SHARES    PRICE        COST         VALUE         ASSETS
-------------------------------------------  -----------  ------------  ---------  ------------  ------------  ------------
Banc of America Large Loan, Inc.
   Series 2005-MIB1, Class L, 3.21%,
   03/15/22                                   06/26/06    $  2,620,406   $ 18.47   $  1,074,232  $    484,094      0.33 %
Independence III CDO, Ltd.
   Series 3A, Class PS                        04/11/06           3,500      1.00             --         3,500      0.00 **
Park Place Securities, Inc.
   Series 2004-WCW2, Class M10, 2.95%,
   10/25/34                                   03/24/06    $    344,673      0.42             29         1,447      0.00 **
Preferred Term Securities XXV, Ltd.
   Zero Coupon, 06/22/37                      03/27/07    $  5,750,000      0.00 *           --           575      0.00 **
Preferred Term Securities XXVI, Ltd.
   Subordinated Note, Zero Coupon, 09/22/37   06/06/07    $  2,500,000      0.00 *           --           250      0.00 **
Soloso CDO, Ltd., Series 2005-1               04/24/06           4,000     10.00             --        40,000      0.03
White Marlin CDO, Ltd., Series AI             06/01/07           9,000      5.00             --        45,000      0.03
                                                                                   ------------  ------------  ---------
                                                                                   $  1,074,261       574,866      0.39 %
                                                                                   ============  ============  =========

*  Amount is less than $0.01.

** Amount is less than 0.01%.


D. INTEREST-ONLY SECURITIES:

An interest-only security ("IO Security") is the interest-only portion of a mortgage-backed security that receives some or all of the interest portion of the underlying mortgage-backed security and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due to the IO Security. IO securities are sold at a deep discount to their notional principal amount. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of an IO Security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of an IO Security will rise. These securities, if any, are identified on the Portfolio of Investments.

E. COLLATERALIZED DEBT OBLIGATIONS:

A collateralized debt obligation ("CDO") is an asset-backed security whose underlying collateral is typically a portfolio of bonds or bank loans. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation ("CBO"). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation ("CLO"). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs, similar to other asset-backed securities, are subject to prepayment risk. These securities, if any, are identified on the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       First Trust Strategic High Income Fund II
            --------------------------------------------------------


By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  March 19, 2013
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  March 19, 2013
     ---------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer,
                                Chief Financial Officer and
                                Chief Accounting Officer
                                (principal financial officer)

Date  March 19, 2013
     ---------------------

* Print the name and title of each signing officer under his or her signature.